Derivative Financial Instruments - Notional Amounts and Fair Value of Credit Derivatives by Purpose of Transactions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 3,885,271	¥ 4,063,982
Liabilities	3,498,016	3,889,694
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	801,583,625	713,415,655
Assets	3,301,647	3,390,869
Liabilities	3,052,357	3,156,164
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,320,297	1,400,080
Assets	12,049	10,344
Liabilities	8,465	8,358
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	549,343	611,396
Assets	307	315
Liabilities	7,682	7,468
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amounts	442,991	471,994
Assets	220	238
Liabilities	5,950	5,141
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	106,352	139,402
Assets	87	77
Liabilities	1,732	2,327
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	770,954	788,684
Assets	11,742	10,029
Liabilities	783	890
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amounts	684,080	633,094
Assets	10,615	7,796
Liabilities	751	556
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	86,874	155,590
Assets	1,127	2,233
Liabilities	¥ 32	¥ 334